Long-Term Debt (Vistra Operations Credit Facilities) (Detail) - Successor - Line of Credit [Member] $ in Millions		1 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2017	Feb. 28, 2017	Sep. 30, 2017 USD ($)		Dec. 31, 2016 USD ($)
Vistra Operations Company LLC [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 5,360		$ 5,360
Proceeds from Incremental Term Loan						1,000
Line Of Credit Facility, Borrowings Outstanding				4,471		4,500
Line of Credit Facility, Remaining Borrowing Capacity				1,030		991
Vistra Operations Company LLC [Member] | Senior Secured Term Loan C Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				650	[1]	650	[2]
Line Of Credit Facility, Borrowings Outstanding				650	[1]	650	[2]
Line Of Credit Facility, Unused Letter Of Credit Capacity				170	[1]	131	[2]
Line Of Credit Facility, Letters Of Credit Outstanding				480		519
Vistra Operations Company LLC [Member] | Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	[3]			860		860
Line Of Credit Facility, Borrowings Outstanding	[3]			0		0
Line of Credit Facility, Remaining Borrowing Capacity	[3]			$ 860		$ 860
Debt Instrument, Basis Spread on Variable Rate			2.75%	2.75%		3.25%
Vistra Operations Company LLC [Member] | Senior Secured Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Covenant, Outstanding Borrowings To Outstanding Commitments Threshold, Amount Of Letters Of Credit Excluded				$ 100		$ 100
Debt Covenant, Outstanding Borrowings To Outstanding Commitments Threshold, Percent				30.00%		30.00%
Debt Covenant, Net First Lien Debt To EBITDA Threshold				4.25		4.25
Vistra Operations Company LLC [Member] | Senior Secured Revolving Credit Facility Letter Of Credit Sub-Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 600		$ 110
Vistra Operations Company LLC [Member] | Senior Secured Revolving Credit Facility Letter Of Credit Sub-Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						500
Vistra Operations Company LLC [Member] | Senior Secured Revolving Credit Facility Letter Of Credit Sub-Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						600
Vistra Operations Company LLC [Member] | Senior Secured Incremental Term Loan B Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				1,000	[4]	1,000	[5]
Line Of Credit Facility, Borrowings Outstanding				992	[4]	1,000	[5]
Line of Credit Facility, Remaining Borrowing Capacity				$ 0	[4]	$ 0	[5]
Debt Instrument, Basis Spread on Variable Rate						3.25%
Debt Instrument, Interest Rate, Stated Percentage						4.00%
Vistra Operations Company LLC [Member] | Senior Secured Incremental Term Loan B Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						0.75%
Vistra Operations Company LLC [Member] | Senior Secured Term Loan B And C Facility
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate						4.00%
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Vistra Operations Company LLC [Member] | Senior Secured Term Loan B And C Facility | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Vistra Operations Company LLC [Member] | Senior Secured Initial Term Loan B, Senior Secured Incremental Term Loan B And Term Loan C Facilities [Member] [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.75%	2.75%
Line of Credit Facility, Interest Rate at Period End				3.98%
Vistra Operations Company LLC [Member] | Senior Secured Initial Term Loan B, Senior Secured Incremental Term Loan B And Term Loan C Facilities [Member] [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			0.75%	0.75%
Vistra Operations Company LLC [Member] | Senior Secured Initial Term Loan B And Incremental Term Loan B Facilities [Member]
Line of Credit Facility [Line Items]
Line Of Credit Facility, Percentage Of Debt Required To Be Repaid Annually		1.00%		1.00%
Vistra Operations Company LLC [Member] | Senior Secured Initial Term Loan B Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 2,850	[4],[6]	$ 2,850	[7]
Line Of Credit Facility, Borrowings Outstanding				2,829	[4],[6]	2,850	[7]
Line of Credit Facility, Remaining Borrowing Capacity				$ 0	[4],[6]	0	[7]
Vistra Operations Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						4,250
Vistra Operations Credit Facility [Member] | Senior Secured Term Loan C Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						650
Vistra Operations Credit Facility [Member] | Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						750
Vistra Operations Credit Facility [Member] | Senior Secured Revolving Credit Facility Letter Of Credit Sub-Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						500
Vistra Operations Credit Facility [Member] | Senior Secured Incremental Term Loan B Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 2,850

[1]	Facility used for issuing letters of credit for general corporate purposes. Borrowings under this facility were funded to collateral accounts that are reported as restricted cash in our condensed consolidated balance sheets. At September 30, 2017, the restricted cash supported $480 million in letters of credit outstanding (see Note 16), leaving $170 million in available letter of credit capacity.
[2]	Facility used for issuing letters of credit for general corporate purposes. Borrowings under this facility were funded to collateral accounts that are reported as restricted cash in the consolidated balance sheet. At December 31, 2016, the restricted cash supported $519 million in letters of credit outstanding (see Note 22), leaving $131 million in available letter of credit capacity.
[3]	Facility to be used for general corporate purposes.
[4]	Cash borrowings under the Term Loan B Facility reflect required scheduled quarterly payment in annual amount equal to 1% of the original principal amount with the balance paid at maturity. Amounts paid cannot be reborrowed.
[5]	Facility used to fund a special cash dividend paid in December 2016 (see Note 15).
[6]	Facility used to repay all amounts outstanding under our Predecessor's DIP Facility and issuance costs for the DIP Roll Facilities, with the remaining balance used for general corporate purposes.
[7]	Facility used to repay all amounts outstanding under the Predecessor's DIP Facility and issuance costs for the DIP Roll Facilities, with the remaining balance used for general corporate purposes.